Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Unrecognized Tax Benefits, Period Increase (Decrease)	$ 7,103,392
Indemnification Assets Current	$ 6,044,155	$ 0	$ 6,044,155
Statutory income tax rate	21.00%	27.00%
Operating Loss Carryforwards	$ 1,531,264
Unrecognized Tax Benefits	42,459,208		$ 61,907,748
Deferred Tax Assets, Valuation Allowance	$ 42,459,208	$ 10,911,060
California Franchise Tax Board [Member]
Statute of limitations on tax returns	4 years
Internal Revenue Service [Member]
Minimum Threshold Percentage of Ownership Change	50.00%
Statute of limitations on tax returns	3 years
California1 [Member]
Operating Loss Carryforwards	$ 44,402,766	$ 12,854,892
Canada [Member]
Operating loss carry forwards expiration start year	2039
Operating loss carry forwards expiration end year	2041
Foreign Country Member
Deferred Tax Assets, Valuation Allowance	$ 23,539,491
Foreign Country Member | California1 [Member]
Deferred Tax Assets, Valuation Allowance	10,316,498
Domestic Country [Member]
Deferred Tax Assets, Valuation Allowance	7,071,955
Coastal [Member]
Business Combination, Identifiable Assets Acquired And Liabilities Assumed, Indemnification Assets	$ 1,845,126